Patents and trademarks, net (10-K) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross					$ 2,321	$ 2,321
Accumulated amortization					(1,353)	(1,216)
Total intangible assets, net	933		933		968	1,105
Amortization expense of patents and trademarks	32	34	70	68	137	140
Estimated future amortization expense [Abstract]
December 31, 2012					127
December 31, 2013					113
December 31, 2014					98
December 31, 2015					94
December 31, 2016					91
Therafter					445
Purchased and licensed patent rights [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross					566	566
Accumulated amortization					(424)	(392)
Estimated future amortization expense [Abstract]
Weighted average amortization period					17 years	17 years
Internally developed patents [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross					1,664	1,664
Accumulated amortization					(847)	(752)
Estimated future amortization expense [Abstract]
Weighted average amortization period					17 years	17 years
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross					91	91
Accumulated amortization					$ (82)	$ (72)
Estimated future amortization expense [Abstract]
Weighted average amortization period					10 years	10 years